Income taxes - Reconciliation of income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Statutory Federal and Provincial tax rate in Canada (as a percent)	26.00%	26.00%
Income tax expense at the statutory tax rate	$ (9.3)	$ 33.7
Foreign earnings subject to different rates	(13.0)	(6.1)
Change in statutory rates	3.9
Change in unrecognized deferred tax assets	(122.0)	(0.6)
Foreign exchange differences	(3.4)	(1.1)
Share-based compensation	2.3	1.8
Other permanent differences	5.2	(3.8)
Income tax expense	$ (136.3)	$ 23.9